LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

9.    LEASES

The Group has operating leases arrangements for their leased and operated hotels.

A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 is as follows:

	For the years ended December 31,
	2022	2022
	RMB	USD
Operating lease right-of-use assets	1,544,739,494	223,966,174
Operating lease liabilities, current	210,388,801	30,503,509
Operating lease liabilities, non-current	1,449,422,906	210,146,568
Total operating lease liabilities	1,659,811,707	240,650,077
Cash paid for amounts included in the measurement of operating lease liabilities	142,082,493	20,600,025
Right-of-use assets obtained in exchange for operating lease liabilities	4,852,371	703,528
Weighted average remaining lease term (in years)	11.59
Weighted average discount rate	4.44%

Lease expense for all the Group’s operating leases for the years ended December 31, 2020, 2021 and 2022 were RMB118,295,183, RMB235,568,383 and RMB 224,536,299(USD 33,522,387), respectively.

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2022 is as follows:

	As of December 31, 2022
	RMB	USD
2023	282,807,254	41,003,197
2024	197,605,091	28,650,045
2025	192,081,787	27,849,241
2026	186,104,746	26,982,652
2027	167,736,439	24,319,498
Thereafter	1,135,384,672	164,615,304
Total future lease payments	2,161,719,989	313,419,937
Less: imputed interest	501,908,282	72,769,860
Total operating lease liabilities	1,659,811,707	240,650,077